CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (2,759)	$ (1,147)	$ (7,999)	$ (4,269)
Other comprehensive income items that after initial recognition in comprehensive loss, were or will be carried to the statement of operations:
Actuarial gains of defined benefit plan, net of tax	0	0	49	0
Total other comprehensive income items that after initial recognition in comprehensive loss, were or will be carried to the statement of operations, net of tax	0	0	49	0
Other total comprehensive loss	0	0	49	0
Total comprehensive loss	$ (2,759)	$ (1,147)	$ (7,950)	$ (4,269)